INTERIM CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - ₪ / shares	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Ordinary Shares [Member]
SHAREHOLDERS' EQUITY:
Par value (in sheqel per share)	₪ 0.01	₪ 0.01	₪ 0.01
Authorized (in shares)	100,000,000	100,000,000	23,277,000
Issued (in shares)	25,606,423	24,930,736	689,898
Outstanding (in shares)	25,606,423	24,930,736	689,898
Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Par value (in sheqel per share)	₪ 0.01	₪ 0.01	₪ 0.01
Authorized (in shares)	0	0	16,723,000
Issued (in shares)	0	0	14,154,743
Outstanding (in shares)	0	0	14,154,743